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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                August 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES            TERM AT CUTOFF DATE
Initial Pool Balance                              $2,308,504,668.66                   114,709                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $560,000,000.00                  0.98795%                  June 15, 2010
 Class A-2 Notes                                    $341,000,000.00                    2.100%              November 15, 2011
 Class A-3 Notes                                    $747,000,000.00                    2.790%                August 15, 2013
 Class A-4 Notes                                    $287,300,000.00                    4.500%                  July 15, 2014
                                                    ---------------
    Total                                         $1,935,300,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $9,587,919.07

PRINCIPAL:
 Principal Collections                                                                                        $39,025,045.50
 Prepayments in Full                                                                                          $22,348,336.81
 Liquidation Proceeds                                                                                          $1,657,216.81
 Recoveries                                                                                                        $1,954.74
                                                                                                                   ---------
   SUB TOTAL                                                                                                  $63,032,553.86
                                                                                                              --------------
COLLECTIONS                                                                                                   $72,620,472.93

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $487,669.14
 Purchase Amounts Related to Interest                                                                              $4,161.47
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $491,830.61

Clean Up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00

AVAILABLE FUNDS - TOTAL                                                                                       $73,112,303.54

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                August 2009
Payment Date                                                                                                       9/15/2009
Transaction Month                                                                                                          3

III. DISTRIBUTIONS
                                                                                               CARRYOVER           REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $73,112,303.54
Servicing Fee                                     $1,720,835.95    $1,720,835.95       $0.00       $0.00      $71,391,467.59
Interest - Class A-1 Notes                          $237,713.05      $237,713.05       $0.00       $0.00      $71,153,754.54
Interest - Class A-2 Notes                          $596,750.00      $596,750.00       $0.00       $0.00      $70,557,004.54
Interest - Class A-3 Notes                        $1,736,775.00    $1,736,775.00       $0.00       $0.00      $68,820,229.54
Interest - Class A-4 Notes                        $1,077,375.00    $1,077,375.00       $0.00       $0.00      $67,742,854.54
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $67,742,854.54
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $67,742,854.54
Regular Principal Payment                       $298,691,292.50   $67,742,854.54       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $73,112,303.54

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $67,742,854.54
                                                                                                              --------------
                                                                      TOTAL                                   $67,742,854.54

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                              BALANCE                           BALANCE
Class A-1 Notes         $67,742,854.54         $120.97     $237,713.05            $0.42   $67,980,567.59             $121.39
Class A-2 Notes                  $0.00           $0.00     $596,750.00            $1.75      $596,750.00               $1.75
Class A-3 Notes                  $0.00           $0.00   $1,736,775.00            $2.33    $1,736,775.00               $2.33
Class A-4 Notes                  $0.00           $0.00   $1,077,375.00            $3.75    $1,077,375.00               $3.75
                                 -----                   -------------                     -------------
TOTAL                   $67,742,854.54                   $3,648,613.05                    $71,391,467.59

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                      August 2009
Payment Date                                                                                                             9/15/2009
Transaction Month                                                                                                                3

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $298,691,292.50             0.5333773     $230,948,437.96             0.4124079
Class A-2 Notes                                     $341,000,000.00             1.0000000     $341,000,000.00             1.0000000
Class A-3 Notes                                     $747,000,000.00             1.0000000     $747,000,000.00             1.0000000
Class A-4 Notes                                     $287,300,000.00             1.0000000     $287,300,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $1,673,991,292.50             0.8649777   $1,606,248,437.96             0.8299739

POOL INFORMATION
 Weighted Average APR                                                              5.658%                                     5.628%
 Weighted Average Remaining Term                                                    54.99                                      54.17
 Number of Receivables Outstanding                                                105,949                                    103,553
 Pool Balance                                                           $2,065,003,144.86                          $2,000,671,231.91
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,818,769,981.94                          $1,762,532,615.60
 Pool Factor                                                                    0.8945198                                  0.8666525

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $23,085,046.69
Targeted Credit Enhancement Amount                                                                                    $30,010,068.48
Yield Supplement Overcollateralization Amount                                                                        $238,138,616.31
Targeted Overcollateralization Amount                                                                                $387,667,356.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $394,422,793.95
Fixed Overcollateralization                                                                                          $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $23,085,046.69
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $23,085,046.69
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                            August 2009
Payment Date                                                                                                   9/15/2009
Transaction Month                                                                                                      3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     325        $813,644.69
(Recoveries)                                                                                        5          $1,954.74
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $811,689.95
Cumulative Net Losses Last Collection Period                                                                 $382,177.84
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $1,193,867.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.47%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.09%               1,081     $21,853,885.47
91-120 Days Delinquent                                                      0.03%                  27        $680,250.93
Over 120 Days Delinquent                                                    0.01%                   8        $182,372.14
                                                                            -----                   -        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.26%               1,232     $25,148,378.70

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       125      $2,470,636.37
Total Repossesed Inventory                                                                        148      $3,265,560.54

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period (June)                                                                        0.0469%
Preceding Collection Period (July)                                                                               0.1587%
Current Collection Period (August)                                                                               0.4791%
Three Month Average                                                                                              0.2282%
NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period (June)                                                                        0.0423%
Preceding Collection Period (July)                                                                               0.1029%
Current Collection Period (August)                                                                               0.1458%
Three Month Average                                                                                              0.0970%


* First three months will report month over month losses/delinquencies rather than Collection Period over Collection Period.